UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Viewpoint Investment Partners

Address:  11995 El Camino Real, Suite 305
          San Diego, CA 92130


13F File Number: 028-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard S. Coons
Title:  President
Phone:  (858) 704-1310


Signature, Place and Date of Signing:

/s/ Richard S. Coons               San Diego, CA            February 9, 2005
--------------------               -------------            ----------------
 [Signature]                       [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  94

Form 13F Information Table Value Total: $123,411
                                         (thousands)


List of Other Included Managers:

NONE


                                                     FORM 13F INFORMATION TABLE
                                                    Viewpoint Investment Partners
                                                          December 31, 2004

COLUMN 1                          COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                                  TITLE                        VALUE     SHRS OR  SH/ PUT/   INVSTMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS         CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETN  MGRS   SOLE     SHARED   NONE
--------------                    --------         -----       --------  -------  --- ----   --------  ----   ----     ------   ----
1-800-Flowers                          CL A        68243Q106    318       37,800  SH         SOLE      NONE      37,800
Advanced Micro Devices Inc.             COM        007903107   2422      110,000  SH         SOLE      NONE     110,000
Airspan Networks Inc                    COM        00950H102    198       36,500  SH         SOLE      NONE      36,500
Alkermes Inc                            COM        01642T108    282       20,000  SH         SOLE      NONE      20,000
Alliant Tech Systems                    COM        018804104   1497       22,900  SH         SOLE      NONE      22,900
Amazon Com Inc                          COM        023135106   2113       47,700  SH         SOLE      NONE      47,700
Anglogold Ashanti Ltd              Sponsored ADR   035128206   1040       28,600  SH         SOLE      NONE      28,600
Apple Computer                          COM        037833100   3220       50,000  SH         SOLE      NONE      50,000
Applied Matls Inc                       COM        038222105   1925      112,600  SH         SOLE      NONE     112,600
Avnet Inc                               COM        053807103   1465       80,300  SH         SOLE      NONE      80,300
BJ Svcs Co                              COM        055482103   1285       27,600  SH         SOLE      NONE      27,600
BMC Software Inc                        COM        055921100   2926      157,300  SH         SOLE      NONE     157,300
Baker Hughes Inc                        COM        057224107   1037       24,300  SH         SOLE      NONE      24,300
Beverley Enterprises                    COM        087851309    425       46,400  SH         SOLE      NONE      46,400
Barrett Bill Corporation                COM        06846N104   1280       40,000  SH         SOLE      NONE      40,000
BioSphere Medical Inc                  CL A        09066V103    114       29,400  SH         SOLE      NONE      29,400
Blockbuster Inc                         COM        093679108   1968      206,300  SH         SOLE      NONE     206,300
Blue Nile Inc                           COM        09578R103    276       10,000  SH         SOLE      NONE      10,000
BlueFly Inc                             COM        096227103    928      400,100  SH         SOLE      NONE     400,100
Boyds Collection                        COM        103354106   1219      277,100  SH         SOLE      NONE     277,100
Brookstone Inc                          COM        114537103    229       11,700  SH         SOLE      NONE      11,700
Celgene Corp                            COM        151020104    318       12,000  SH         SOLE      NONE      12,000
Chicago Bridge & Iron Co Inc NV   NY Registry SH   167250109    516       12,900  SH         SOLE      NONE      12,900
Commercial Capital Bancorp Inc          COM        20162L105   1076       46,400  SH         SOLE      NONE      46,400
Commerce Bancshares Inc                 COM        200525103    327        6,510  SH         SOLE      NONE       6,510
Countrywide Financial Corp              COM        222372104    699       18,900  SH         SOLE      NONE      18,900
Cypress Semiconductor Corp              COM        232806109   2618      223,200  SH         SOLE      NONE     223,200
DRS Technologies                        COM        23330X100    970       22,700  SH         SOLE      NONE      22,700
Digital Theatre Sys Inc                 COM        25389G102   1538       76,400  SH         SOLE      NONE      76,400
Dover Corp                              COM        260003108    252        6,000  SH         SOLE      NONE       6,000
Ensco Intl Inc                          COM        26874Q100   1638       51,600  SH         SOLE      NONE      51,600
Epix Pharmaceuticals Inc                COM        26881Q101    269       15,000  SH         SOLE      NONE      15,000
Flanders Corporation                    COM        338494107    240       25,000  SH         SOLE      NONE      25,000
Ford Mtr Co DEL                    COM Par $0.01   345370860   1464      100,000  SH         SOLE      NONE     100,000
Freeport-Mcmoran Copper & Go           CL B        35671D857    524       13,700  SH         SOLE      NONE      13,700
Fuel Cell Energy Inc                    COM        35952H106    488       49,300  SH         SOLE      NONE      49,300
GeneLabs Technologies Inc               COM        368706107   1613    1,344,000  SH         SOLE      NONE   1,344,000
Hibernia Corp                           COM        428656102    245        8,300  SH         SOLE      NONE       8,300
Hilfiger Tommy Corp                     ORD        G8915Z102   1557      138,000  SH         SOLE      NONE     138,000
Hilton Hotels Corp                      COM        432848109   3618      159,100  SH         SOLE      NONE     159,100
Hot Topic Inc                           COM        441339108    700       40,700  SH         SOLE      NONE      40,700
Intel Corp                              COM        458140100   4082      174,500  SH         SOLE      NONE     174,500
Iron Mtn Inc PA                         COM        462846106    585       19,200  SH         SOLE      NONE      19,200
Jarden Corp                             COM        471109108    521       12,000  SH         SOLE      NONE      12,000
KLA - Tencor Corp                       COM        482480100    289        6,200  SH         SOLE      NONE       6,200
Knight Trading Group Inc                COM        499063105    140       12,800  SH         SOLE      NONE      12,800
Laidlaw Intl Inc                        COM        50730R102   6150      287,400  SH         SOLE      NONE     287,400
Lockheed Martin                         COM        539830109   2122       38,200  SH         SOLE      NONE      38,200
Lyondell Chemical Co.                   COM        552078107    642       22,200  SH         SOLE      NONE      22,200
Microchip Technology                    COM        595017104    308       11,600  SH         SOLE      NONE      11,600
Nasdaq 100 TR                       Unit Ser 1     631100104   4327      108,400  SH         SOLE      NONE     108,400
Navteq Corp                             COM        63936L100   1548       33,400  SH         SOLE      NONE      33,400
Netgear Inc                             COM        64111Q104   1772       97,600  SH         SOLE      NONE      97,600
Newmont Mining Corp                     COM        651639106   1812       40,800  SH         SOLE      NONE      40,800
Novell Inc                              COM        670006105    801      118,700  SH         SOLE      NONE     118,700
Parlux Fragrances Inc                   COM        701645103   1376       61,200  SH         SOLE      NONE      61,200
Pharmion Corp                           COM        71715B409    295        7,000  SH         SOLE      NONE       7,000
Plug Power                              COM        72919P103    380       62,200  SH         SOLE      NONE      62,200
Polo Ralph Lauren                       COM        731572103   1619       38,000  SH         SOLE      NONE      38,000
Portfolio Recovery Assocs Inc           COM        73640Q105    309        7,500  SH         SOLE      NONE       7,500
Providence Svc Corp                     COM        743815102    594       28,300  SH         SOLE      NONE      28,300
Qualcomm Inc                            COM        747525103    823       19,400  SH         SOLE      NONE      19,400
Redenvelope Inc                         COM        75733R601    336       27,400  SH         SOLE      NONE      27,400
Restoration Hardware Inc Del            COM        760981100    984      171,500  SH         SOLE      NONE     171,500
Rhodia                             Sponsored ADR   762397107   1636      605,900  SH         SOLE      NONE     605,900
Salem Communications Corp DE           CL A        794093104   1347       54,000  SH         SOLE      NONE      54,000
SanDisk Corp                            COM        80004C101   1703       68,200  SH         SOLE      NONE      68,200
Scientific Atlanta Inc                  COM        808655104   4064      123,100  SH         SOLE      NONE     123,100
Semiconductor Holdrs Trust           DEP RCPT      816636203   4141      124,100  SH         SOLE      NONE     124,100
Shopping Com Ltd                        SHS        M8405Q102   1404       49,700  SH         SOLE      NONE      49,700
Smith Intl Inc                          COM        832110100   1534       28,200  SH         SOLE      NONE      28,200
Starbucks Corp                          COM        855244109   1104       17,700  SH         SOLE      NONE      17,700
Sun Microsystems Inc                    COM        866810104   2400      445,300  SH         SOLE      NONE     445,300
Symantec Corp                           COM        871503108   1288       50,000  SH         SOLE      NONE      50,000
Taser Intl Inc                          COM        87651B104    950       30,000  SH         SOLE      NONE      30,000
Texas Capital Bancshares Inc            COM        88224Q107    216       10,000  SH         SOLE      NONE      10,000
Texas Instruments                       COM        882508104   2686      109,100  SH         SOLE      NONE     109,100
Timken Company                          COM        887389104    356       13,700  SH         SOLE      NONE      13,700
Trade Station Group                     COM        89267P105    233       33,200  SH         SOLE      NONE      33,200
TurboChef Technologies                  COM        900006107    238       10,400  SH         SOLE      NONE      10,400
UCBH Holdings Inc.                      COM        90262T308    399        7,400  SH         SOLE      NONE       7,400
Union Pac Corp                          COM        907818108   1412       21,000  SH         SOLE      NONE      21,000
United Parcel Service Inc              CL B        911312106   1299       15,200  SH         SOLE      NONE      15,200
VitalWorks Inc                          COM        928483106    134       30,000  SH         SOLE      NONE      30,000
Grace W R & Co Del New                  COM        38388F108  11623      854,000  SH         SOLE      NONE     854,000
WPT Enterprises Inc                     COM        98211W108    352       20,700  SH         SOLE      NONE      20,700
Grainger WW Inc                         COM        384802104   1272       19,100  SH         SOLE      NONE      19,100
Washington Mut Inc                      COM        939322103    651       15,400  SH         SOLE      NONE      15,400
WebSide Story Inc                       COM        947685103    187       15,000  SH         SOLE      NONE      15,000
Wellman Inc                             COM        949702104    296       27,700  SH         SOLE      NONE      27,700
Wells Fargo & Co New                    COM        949746101    640       10,300  SH         SOLE      NONE      10,300
Wind River Systems                      COM        973149107    824       60,800  SH         SOLE      NONE      60,800
ZipRealty Inc                           COM        98974V107    209       11,700  SH         SOLE      NONE      11,700
Zoran Corp                              COM        98975F101    161       13,900  SH         SOLE      NONE      13,900

                                                   Total    123,411




03409.0001 #546857